Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 75,686		¥ 62,630
Less: expected credit loss provision	(4,449)		(922)
Accounts receivable, net	¥ 71,237	$ 10,918	¥ 61,708